Market Risk - Summary of Balance Sheet Allocation by Market Risk Classification (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Market Risk [line items]
Cash and balances at central banks	£ 19,747		£ 32,771	£ 17,107
- Trading assets			30,555
- Derivative financial instruments	5,259		19,942
- Other financial assets at FVTPL	5,617		2,096
- Loans and advances to customers	201,289		199,340
- Loans and advances to banks	2,799		3,463
Financial assets at FVOCI	13,302
Financial investments			17,611
Retirement benefit assets	842		449
Total assets	283,372	£ 314,505	314,765	302,511
- Trading liabilities			31,109
- Derivative financial instruments	1,369		17,613
- Other financial liabilities at FVTPL	6,286		2,315
- Deposits by customers	178,090		183,648
- Deposits by banks	17,221		12,708
- Debt securities in issue	46,692		42,633
- Subordinated liabilities	3,601		3,793
Retirement benefit obligations	114		286
Total liabilities	267,463		298,560	£ 287,058
Banking Market Risk [member]
Market Risk [line items]
Cash and balances at central banks	19,747		32,771
- Derivative financial instruments	4,559		5,198
- Other financial assets at FVTPL	5,617		2,096
- Loans and advances to customers	201,289		199,340
- Loans and advances to banks	2,799		3,463
- Reverse repurchase agreements - non trading	21,127		2,614
- Other financial assets at amortised cost	7,229
Financial assets at FVOCI	13,302
Financial investments			17,611
Macro hedge of interest rate risk	697		833
Retirement benefit assets	842		449
Total assets	277,208		264,375
- Derivative financial instruments	650		722
- Other financial liabilities at FVTPL	6,286		703
- Deposits by customers	178,090		183,648
- Deposits by banks	17,221		12,708
- Repurchase agreements - non trading	10,910		1,076
- Debt securities in issue	46,692		42,633
- Subordinated liabilities	3,601		3,793
Macro hedge of interest rate risk	242
Retirement benefit obligations	114		286
Total liabilities	263,806		245,569
Trading Market Risk [member]
Market Risk [line items]
- Trading assets			30,555
- Derivative financial instruments	700		14,744
Total assets	700		45,299
- Trading liabilities			31,109
- Derivative financial instruments	719		16,891
- Other financial liabilities at FVTPL			1,612
Total liabilities	719		49,612
Market Risk [member]
Market Risk [line items]
Cash and balances at central banks	19,747		32,771
- Trading assets			30,555
- Derivative financial instruments	5,259		19,942
- Other financial assets at FVTPL	5,617		2,096
- Loans and advances to customers	201,289		199,340
- Loans and advances to banks	2,799		3,463
- Reverse repurchase agreements - non trading	21,127		2,614
- Other financial assets at amortised cost	7,229
Financial assets at FVOCI	13,302
Financial investments			17,611
Macro hedge of interest rate risk	697		833
Retirement benefit assets	842		449
Total assets	277,908		309,674
- Trading liabilities			31,109
- Derivative financial instruments	1,369		17,613
- Other financial liabilities at FVTPL	6,286		2,315
- Deposits by customers	178,090		183,648
- Deposits by banks	17,221		12,708
- Repurchase agreements - non trading	10,910		1,076
- Debt securities in issue	46,692		42,633
- Subordinated liabilities	3,601		3,793
Macro hedge of interest rate risk	242
Retirement benefit obligations	114		286
Total liabilities	£ 264,525		£ 295,181